Real Estate and Accumulated Depreciation - Schedule III (Changes in Accumulated Depreciation) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015		Dec. 31, 2014
Real estate investments, at cost:
Balance at beginning of year	$ 0	$ 1,899,099		$ 1,016,599
Additions - acquisitions	1,016,599	0		882,500
Disposals	0	0		0
Balance at end of the year	1,016,599	1,899,099	[1],[2]	1,899,099
Accumulated depreciation:
Balance at beginning of year	0	74,648		12,077
Depreciation expense	12,077	66,946		62,571
Disposals	0	0		0
Balance at end of the year	$ 12,077	$ 141,594	[3],[4]	$ 74,648

[1]	Acquired intangible lease assets allocated to individual properties in the amount of $319.0 million are not reflected in the table above.
[2]	The tax basis of aggregate land, buildings and improvements as of December 31, 2015 is $2.1 billion.
[3]	Depreciation is computed using the straight-line method over the estimated useful lives of up to 40 years for buildings, 15 years for land improvements and five years for fixtures.
[4]	The accumulated depreciation column excludes $73.8 million of accumulated amortization associated with acquired intangible lease assets.